Notes Related to the Consolidated Statements of Financial Position - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	€ 185,525	€ 37,646	€ 45,634
Total cash and cash equivalents as reported in statement of financial position	185,525	37,646	45,634	€ 36,988
Bank overdrafts	(11)
Total cash and cash equivalents as reported in statement of cash flow	€ 185,515	€ 37,646	€ 45,634